Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues:
Rental and related revenue	$ 869,130	$ 830,993	$ 791,855
General contractor and service fee revenue	515,361	449,509	434,624
Revenues, Total	1,384,491	1,280,502	1,226,479
Expenses:
Rental expenses	194,904	189,175	176,499
Real estate taxes	116,688	110,058	94,683
General contractor and other services expenses	486,865	427,666	418,743
Depreciation and amortization	346,789	320,965	289,744
Costs and Expenses, Total	1,145,246	1,047,864	979,669
Other operating activities:
Equity in earnings of unconsolidated companies	7,980	9,896	23,817
Gain on sale of properties	39,662	12,337	39,057
Earnings from sales of land		357	12,651
Undeveloped land carrying costs	(9,203)	(10,403)	(8,204)
Impairment charges	(9,834)	(275,360)	(10,165)
Other operating expenses	(1,231)	(1,017)	(8,298)
General and administrative expense	(41,329)	(47,937)	(39,508)
Other Operating Transactions Total	(13,955)	(312,127)	9,350
Operating income (loss)	225,290	(79,489)	256,160
Other income (expenses):
Interest and other income, net	534	1,229	1,451
Interest expense	(237,848)	(204,573)	(181,637)
Gain (loss) on debt transactions	(16,349)	20,700	1,953
Gain (loss) on acquisitions, net	55,820	(1,062)
Income (loss) from continuing operations before income taxes	27,447	(263,195)	77,927
Income tax benefit (expense)	1,126	6,070	7,005
Income (loss) from continuing operations	28,573	(257,125)	84,932
Discontinued operations:
Income before impairment charges and gain on sales	3,635	6,055	9,781
Impairment charges		(27,206)	(1,266)
Gain on sale of depreciable properties	33,054	6,786	16,961
Income (loss) from discontinued operations	36,689	(14,365)	25,476
Net income (loss)	65,262	(271,490)	110,408
Dividends on preferred shares	(69,468)	(73,451)	(71,426)
Adjustments for repurchase of preferred shares	(10,438)		14,046
Net (income) loss attributable to noncontrolling interests	536	11,340	(2,620)
Net income (loss) attributable to common shareholders	$ (14,108)	$ (333,601)	$ 50,408
Basic net income (loss) per common share:
Continuing operations attributable to common shareholders (in dollars per share)	$ (0.22)	$ (1.60)	$ 0.16
Discontinued operations attributable to common shareholders (in dollars per share)	$ 0.15	$ (0.07)	$ 0.17
Total (in dollars per share)	$ (0.07)	$ (1.67)	$ 0.33
Diluted net income (loss) per common share:
Continuing operations attributable to common shareholders (in dollars per share)	$ (0.22)	$ (1.60)	$ 0.16
Discontinued operations attributable to common shareholders (in dollars per share)	$ 0.15	$ (0.07)	$ 0.17
Total (in dollars per share)	$ (0.07)	$ (1.67)	$ 0.33
Weighted average number of common shares outstanding (in shares)	238,920	201,206	146,915
Weighted average number of common shares and potential dilutive securities (in shares)	238,920	201,206	154,553